Warrant derivative liability (Placement Agent Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Nov. 13, 2017	Apr. 05, 2017	Nov. 15, 2017	Aug. 05, 2017	Apr. 17, 2017	Mar. 20, 2017	Dec. 31, 2018	Dec. 31, 2017
Warrants issued During Period				34,783
Class of Warrant or Right, Outstanding		896,739	896,739
Fair Value Adjustment of Warrants							$ 394	$ 150
Stock Issued During Period, Shares, New Issues	2,314,500	434,783	434,783		434,783	117,361
Placement Agent Warrants [Member]
Warrants issued During Period		34,783
Percentage Of Shares Issue To Placement Agent		8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Class of Warrant or Right, Outstanding			95,653				95,653	95,653
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 33	$ 65